Accumulated Other Comprehensive Income (Loss) - Schedule of Activity in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 331.9	$ (607.9)	$ (704.8)	$ (540.3)	$ (540.3)	$ (129.6)	$ 1,120.0
Other comprehensive income (loss), net of tax					(23.7)	(91.7)	144.0
Ending balance	350.9	(638.2)	350.9	(638.2)	(704.8)	(540.3)	(129.6)
Unrealized losses on cash flow hedges reclassified into earnings	0.5		0.5
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(21.4)	49.9	32.9	43.2	43.2	133.8	(8.3)
Other comprehensive income (loss), net of tax	11.9	(11.4)	(42.4)	(4.7)	(10.3)	(90.6)	142.1
Ending balance	(9.5)	38.5	(9.5)	38.5	32.9	43.2	133.8
Interest Rate Swap
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(24.0)	0.0	0.0	0.0	0.0
Other comprehensive income (loss), net of tax	(11.5)	0.0	(35.5)	0.0
Ending balance	(35.5)	0.0	(35.5)	0.0	0.0	0.0
Pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(15.0)	(1.4)	(14.8)	(1.4)	(1.4)
Other comprehensive income (loss), net of tax	0.0	0.0	(0.2)	0.0
Ending balance	(15.0)	(1.4)	(15.0)	(1.4)	(14.8)	(1.4)
Tax Receivable Agreement
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	25.9	0.0	0.0	0.0	0.0
Other comprehensive income (loss), net of tax	(9.7)	0.0	16.2	0.0
Ending balance	16.2	0.0	16.2	0.0	0.0	0.0
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(34.5)	48.5	18.1	41.8	41.8	133.5	(10.5)
Other comprehensive income (loss), net of tax					(23.7)	(91.7)	144.0
Ending balance	$ (43.8)	$ 37.1	$ (43.8)	$ 37.1	$ 18.1	$ 41.8	$ 133.5